STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION

12.    STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION

Equity Incentive Plan

The Company has an incentive compensation plan (the “Plan”) under which it was authorized to grant options to acquire 0.8 million shares of Class A common stock to employees and directors, as well as to consultants and advisors to the Company. On March 9, 2012 the stockholders of the Company voted to increase the number of shares available to be issued in respect of awards granted under the Plan to 150,000 shares of Class L common stock and 1.5 million shares of Class A common stock.

Stock options granted under the Plan are subject to either a service condition or a service condition and a performance condition, and expire at the earlier of ten years from date of grant or termination of the holder’s employment with the Company, unless such termination was due to death, disability or retirement, unless otherwise determined by the Administrator of the Plan. The majority of the options have a requisite service period of five years, with 40% of the options vesting on the second anniversary of the date of grant and 20% vesting on each of the third, fourth and fifth anniversaries. Certain options have a requisite service period of three to four years, with 33% of the options vesting on the first or second anniversary of the date of grant and 33% vesting on each of the following anniversaries until fully vested. The performance based options additionally require the occurrence of a Change in Control, as defined in the Plan, or the closing of an initial public offering. For stock options granted with a service condition only, stock-compensation expense is recognized on a straight-line basis over the requisite service period of each separately vesting tranche. For stock options granted with a service and performance condition, stock-compensation expense will be recognized upon the Change in Control, as defined in the Plan, or the closing of an initial public offering, to the extent that the requisite service period is already fulfilled.

On March 9, 2012, the Board of Directors approved the exchange of existing stock options to acquire Class A common stock for options to acquire a combination of shares of Class A and Class L common stock (the “stock option exchange”). Options to purchase a total of 711,389 shares of Class A common stock were exchanged as of May 2, 2012 for options to acquire 90,630 shares of Class L common stock and 413,953 shares of Class A common stock, based on an exchange ratio of options to purchase approximately 7.9 shares of Class A common stock for a new option to purchase one share of Class L common stock and 4.6 shares of Class A common stock. The exercise price for each new award was $511.51 per share of Class L common stock and $12.00 per share of Class A common stock. All option holders were subject to the exchange. This transaction was accounted for as a modification. The Company expects to incur total incremental stock compensation expense of approximately $19.0 million related to the stock option exchange, of which approximately $13.4 million was recognized in the year ended December 31, 2012 related to the requisite service period already fulfilled. The remaining incremental expense for stock options granted with a service condition will be recognized on a straight-line basis over the remaining requisite service period of each separately vesting tranche of approximately 2 years. The incremental expense for stock options granted with a service condition and a performance condition of approximately $5.0 million will be recognized upon the closing of the initial public offering in January 2013, related to the requisite service period already fulfilled.

As of December 31, 2012, there were approximately 27,923 shares of Class L common stock and 896,523 shares of Class A common stock available for grant.

Treasury Stock

During the years ended December 31, 2010 and 2012, the Company repurchased a total of 1,123 shares and 41,454 shares of Class A common stock, respectively. There were no stock repurchases during the year ended December 31, 2011. The Company accounts for treasury stock under the cost method. On September 21, 2012, the Company retired all of its treasury stock, resulting in a $0.6 million reduction in common treasury stock and additional paid-in capital.

Common Stock

The Company’s charter authorizes the issuance of two classes of common stock, Class L and Class A. The rights of the holders of Class L and Class A shares are identical, except with respect to priority in the event of a liquidation distribution, as defined in the Company’s charter. The Class L common stock is entitled to a preference with respect to all liquidation distributions by the Company until the holders of Class L common stock have received an amount equal to the Class L base amount of $405 per share. Thereafter, the Class L shares and the Class A shares will receive any liquidation distributions made by the Company pro rata based on the number of outstanding Class A shares (treating each Class L share as one outstanding Class A share, subject to appropriate adjustment in the event of any stock split, stock dividend or similar event affecting the Class A shares). In the event of a change of control or an initial public offering of the Company, each outstanding share of Class L common stock is convertible into a number of shares of Class A common stock equal to one (subject to appropriate adjustment in the event of any stock split, stock dividend or similar event affecting the Class A shares) plus a number of additional shares of Class A common stock determined by dividing the accreted preference (which is equal to the Class L base amount of $405 per share plus an amount sufficient to generate an internal rate of return of 10% per annum on the Class L base amount) by the applicable per share price (as defined in the Company’s charter). Class L common stock is classified outside of permanent equity in the consolidated balance sheets at its preferential distribution amount, as the timing of the distribution event is outside of the control of the Company. The Class L preferred return of 10% per annum, compounded quarterly, is added to the Class L preferential distribution amount each period and recorded as an increase to accumulated deficit.

Repurchases of Class L common stock are recorded under the cost method as reductions to Class L common stock. During the years ended December 31, 2010 and 2012, respectively, the Company repurchased a total of 246 shares and 9,076 shares, respectively, of Class L common stock. There were no stock repurchases during the year ended December 31, 2011. All shares of Class L common stock repurchased were retired in 2012.

The following table reflects the changes in Class L common stock for the years ended December 31, 2010, 2011, and 2012 (in thousands, except share data):

	Shares Issued	Shares Outstanding	Amount
Class L common stock, balance at December 31, 2009	1,316,146	1,315,003	$633,452
Issuance of Class L common stock	2,296	2,296	208
Repurchase of Class L common stock	-	(246)	(89)
Accretion of Class L preferred return	-	-	65,962

Class L common stock, balance at December 31, 2010	1,318,442	1,317,053	699,533
Issuance of Class L common stock	528	528	47
Accretion of Class L preferred return	-	-	72,842

Class L common stock, balance at December 31, 2011	1,318,970	1,317,581	772,422
Issuance of Class L common stock	18,610	18,610	1,675
Repurchase of Class L common stock	-	(9,076)	(4,643)
Retirement of treasury stock	(10,465)	-	-
Accretion of Class L preferred return	-	-	84,647

Class L common stock, balance at December 31, 2012	1,327,115	1,327,115	$854,101

Stock-Based Compensation

The Company recognized the impact of stock-based compensation in its consolidated statements of operations for the years ended December 31, 2010, 2011, and 2012 and did not capitalize any amounts on the consolidated balance sheets. In the years ended December 31, 2010, 2011, and 2012, the Company recorded stock compensation expense of $2.4 million, $1.2 million, and $17.6 million, respectively, in selling, general and administrative expenses in the consolidated statements of operations, which generated an income tax benefit of $0.9 million, $0.5 million and $7.1 million, respectively. The stock compensation expense for the year ended December 31, 2012 includes $13.4 million related to the stock option exchange, $3.5 million related primarily to the vested portion of option awards granted during the period, with the remaining $0.7 million related to option awards granted in prior years.

There were no share-based liabilities paid during the period.

Stock Options

In conjunction with the Merger, various members of management rolled over certain vested and unexercised options in the Predecessor as investments in the Company; these rolled over options were substituted for continuation options to acquire a combination of shares in the Company in a ratio of 4.6 shares of Class A common stock for every one share of Class L common stock. A total of 472,709 pre-Merger options were rolled over, and substituted for 26,777 options to acquire an aggregate of 26,777 shares of Class L common stock and 122,303 shares of Class A common stock.

These continuation options had been fully expensed by the Predecessor as of the date of the Merger, and, therefore, there is no expense for these options in the accompanying consolidated statements of operations.

On January 11, 2013, the options to purchase shares of Class L common stock were converted into options to purchase common stock based on a conversion factor of 35.1955 and a corresponding adjustment to the exercise price.

The following table reflects stock option activity for the continuation options for the year ended December 31, 2012:

	Weighted Average Remaining Contractual Life in Years	Number of Options on Class L Shares	Class L Weighted Average Exercise Price	Number of Options on Class A Shares	Class A Weighted Average Exercise Price
Outstanding at January 1, 2012	0.9	23,191	$90.00	105,925	$4.93
Exercised		(18,610)	90.00	(85,001)	4.93

Outstanding and Exercisable at December 31, 2012	0.5	4,581	$90.00	20,924	$4.93

The aggregate intrinsic value (pre-tax) was $3.1 million for the Company’s outstanding and exercisable continuation options on Class L shares at December 31, 2012 based on the fair value of the continuation options Class L shares of $774.30. The aggregate intrinsic value (pre-tax) was $0.4 million for the Company’s outstanding and exercisable continuation options on Class A shares at December 31, 2012 based on the fair value of the continuation options Class A shares of $22.00 at December 31, 2012. The aggregate intrinsic value represents the net amount that would have been received by the option holders had they exercised all of their outstanding options and those which were fully vested on that date.

The total aggregate intrinsic value of exercised continuation options was $0.8 million, $0.2 million and $8.4 million for the years ended December 31, 2010, 2011 and 2012, respectively, based on the fair value of Class L common shares of $404.37, $472.70 and $511.51, respectively, and based on the fair value of Class A common shares of $9.99, $17.77, and $12.00, respectively.

The fair value of each stock option of Class A and Class L shares granted was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions:

	Years ended December 31,
	2010	2011	2012
	Class A Shares	Class A Shares	Class L Shares	Class A Shares
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected stock price volatility	82.0%	82.0%	79.2%	79.2%
Risk free interest rate	1.4%	1.2%	0.68%	0.68%
Expected life of options (years)	3.69	3.47	4.16	4.16
Weighted average fair value per share of options granted during the period	$4.34	$10.40	$291.83	$6.84

The expected stock price volatility is based upon the historical volatility of the Predecessor’s stock price over the expected life of the options, as well as the historical volatility of the stock price over the expected life of the options of similar companies that are publicly traded.

The table below reflects stock option activity under the Company’s equity plan for the year ended December 31, 2012.

	Weighted Average Remaining Contractual Life in Years	Class L Shares		Class A Shares

		Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2012	7.0	-	$-	715,321	$19.76

Exercised		-	-	(1,065)	19.70
Forfeited		-	-	(2,867)	19.70
Cancellations(1)		-	-	(711,389)	19.76
Option exchange(1)		90,630	511.51	413,953	12.00
Granted		32,556	511.51	148,699	12.00
Forfeited or expired		(1,109)	511.51	(5,188)	12.00

Outstanding at December 31, 2012	6.8	122,077	$511.51	557,464	$12.00
Exercisable at December 31, 2012	6.0	40,704	$511.51	185,915	$12.00
Vested and expected to vest at December 31, 2012	6.8	116,834	$511.51	533,641	$12.00

(1)	Represents option exchange consummated on May 2, 2012.

At December 31, 2012, the Company’s outstanding, exercisable, vested and expected to vest options to purchase Class L shares had an aggregate intrinsic value of $32.1 million, $10.7 million and $30.7 million, respectively.

At December 31, 2012, the Company’s outstanding, exercisable, vested and expected to vest options to purchase Class A shares had an aggregate intrinsic value of $5.6 million, $1.9 million and $5.3 million, respectively.

Options to purchase Class A shares exercised in 2012 did not have an intrinsic value as the exercise price exceeded their fair value at the date of exercise.

The fair value of pre-tax options that vested during 2012 was $4.2 million for options on Class L common stock and $0.7 million for options on Class A common stock. The fair value (pre-tax) of options that vested during the years ended December 31, 2010 and 2011 were $1.4 million and $0.8 million, respectively.

As of December 31, 2012, there was $12.2 million of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan. That expense is expected to be recognized over the remaining requisite service period for options with a service condition, and upon a change in control, as defined in the Plan, or the closing of an initial public offering, to the extent that the requisite service period is already fulfilled for options with a service and performance condition. The weighted average remaining requisite service period was approximately two years at December 31, 2012.

Cash received by the Company from the exercise of stock options for the years ended December 31, 2010, 2011 and 2012 was $0.3 million, $0.1 million and $2.1 million, respectively. The actual tax benefits realized for the tax deductions from option exercises were $0.3 million, $0.1 million and $3.4 million in the years ended December 31, 2010, 2011, and 2012, respectively. The Company realizes a tax deduction upon the exercise of non-qualified stock options due to the recognition of compensation expense in the calculation of its taxable income. The amount of the compensation recognized for tax purposes is based on the difference between the market value of the common stock and the option price at the date the options are exercised. Tax benefits related to the exercise of the continuation options were credited to goodwill as they had been previously expensed by the Predecessor.

Options to purchase 31,628 shares Class L common stock and 144,461 shares of Class A common stock vested upon the effectiveness of the Offering on January 24, 2013, which resulted in a compensation charge in the amount of $5.0 million.